2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarter Three Report [Member]
Ownership Percentage of Subsidiary			98.80%			98.80%	94.35%	98.80%
Cash and Cash Equivalents	$ 667,473		$ 1,241,487	$ 1,745,973		$ 1,132,974
GE Royalty Obligation	11,821,957		12,000,000
Inventory	$ 517,186		0
Quarter One Report [Member]
Ownership Percentage of Subsidiary		98.80%
Cash and Cash Equivalents		$ 184,694	$ 1,241,487		$ 641,601	$ 1,132,977
GE Royalty Obligation		$ 11,924,870